Investments in Associates	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investments in Associates	Investments in Associates
The following table summarizes the changes in the carrying amount of the Company’s investments in associates:

In $000s	Versamet Royalties Corp.	Horizon Copper Corp.	Total Investments in Associates

At December 31, 2022	$18,278	$8,987	$27,265
Capital investment	—	2,279	2,279
Additions	30,183	—	30,183
Company's share of net loss of associate	(1,202)	(939)	(2,141)
Currency translation adjustments and other	38	(65)	(27)
At December 31, 2023	$47,297	$10,262	$57,559
Additions	14,187	164	14,351
Company's share of net income loss of associate	(573)	(2,448)	(3,021)
Dilution gains	3,228	—	3,228
Currency translation adjustments and other	180	(5)	175
At December 31, 2024	$64,319	$7,973	$72,292
As a result of Sandstorm's equity ownership position being greater than 20% on a fully diluted basis, Sandstorm has determined that it has significant influence over Versamet and Horizon Copper; consequently, they are related parties of the Company and any transactions with these entities are considered related party transactions.
AVersamet Royalties Corp.
The Company holds 26.2% of the common shares of Versamet, a stream and royalty company which is incorporated in Canada, on a non-diluted basis and accounts for this interest using the equity method. The Company records its share of Versamet's profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies.
In 2024, Versamet settled its outstanding debenture to Sandstorm by issuing 24,179,193 common shares with a fair value of $14.2 million, in accordance with the terms of the debenture agreement (see note 7). The fair value of the shares received was recorded as an addition to Sandstorm's investment in associate balance. After accounting for other share transactions at Versamet, Sandstorm's equity ownership decreased from 34.0% to 26.2%. The reduction in ownership resulted in a $3.2 million dilution gain, which was recognized in other income.
During the year ended December 31, 2023, additions to the Versamet investment in associate relate to Versamet shares received in consideration for the sale of the El Pilar and Blackwater royalties to Versamet, as discussed in note 5, and Versamet shares received as partial repayment of the convertible promissory note owed from Versamet to Sandstorm in the period, as discussed in note 7.
Summarized financial information for the Company’s interest in Versamet on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Revenue	$10,695	$1,845
Depletion and cost of sales	(9,557)	(945)
Administration expenses	(5,665)	(5,762)
Other income (expenses)	1,743	(293)
Total net loss	$(2,784)	$(5,155)
Other comprehensive income	563	248
Total comprehensive loss	$(2,221)	$(4,907)
Company's share of comprehensive net loss of associate	$(393)	$(1,164)

In $000s	At December 31, 2024	At December 31, 2023

Current Assets	$9,557	$11,349
Non-current Assets	222,079	147,256
Total Assets	$231,636	$158,605
Current Liabilities	17,718	414
Non-current Liabilities	5,356	44,790
Total Liabilities	$23,074	$45,204
Net Assets	$208,562	$113,401
Company’s share of net assets of associate	54,701	38,556
Adjustments to Sandstorm’s share of net assets	9,618	8,741
Carrying amount of investment in associate	$64,319	$47,297
Summarized financial information in respect of the Company's Versamet investment in associate as at and for the year ended December 31, 2024 is based on amounts included in the associate’s most recent available consolidated financial statements prepared in accordance with IFRS Accounting Standards as of September 30, 2024, adjusted for material transactions during the three months ended December 31, 2024, and for adjustments made by the Company in applying the equity method, including fair value adjustments on acquisition of the interest in the associate.
BHorizon Copper Corp.
The Company holds 34% of the common shares of Horizon Copper, a mining company which is incorporated in Canada, on a non-diluted basis and accounts for this interest using the equity method. The Company records its share of Horizon Copper's profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies. Using the quoted price of Horizon Copper's common shares, the fair value of Sandstorm's interest was $19.7 million at December 31, 2024.
Summarized financial information for the Company’s interest in Horizon Copper on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Revenue	$12,781	$4,054
Depletion	(7,699)	(4,536)
Administration expenses	(1,660)	(1,456)
Other expenses	(10,651)	(824)
Total net loss	$(7,229)	$(2,762)
Other comprehensive loss	(8)	(192)
Total comprehensive loss	$(7,237)	$(2,954)
Company's share of comprehensive net loss of associate	$(2,453)	$(1,004)

In $000s	At December 31, 2024	At December 31, 2023

Current Assets	$12,615	$20,750
Non-current Assets	500,796	499,495
Total Assets	$513,411	$520,245
Current Liabilities	$7,010	$10,401
Non-current Liabilities	557,678	504,465
Total Liabilities	$564,688	$514,866
Net Assets (Liabilities)	$(51,277)	$5,379
Company’s share of net assets (liabilities) of associate	(17,363)	1,829
Adjustments to Sandstorm’s share of net assets	25,336	8,433
Carrying amount of investment in associate	$7,973	$10,262
The Company has agreed to make available certain additional funds to Horizon Copper subject to certain conditions, including availability, use of proceeds and other customary conditions up to a maximum of $150 million. The facility will bear interest at SOFR plus a margin (currently 2.0% - 3.5% per annum). The maturity date of the Horizon Copper facility is August 31, 2032 and is convertible to Horizon Copper shares at the option of the Company or Horizon Copper (provided that no conversion will be effected if it would result in the Company holding a greater than 34% equity interest in Horizon Copper). No amounts have been drawn to-date.